Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	Successor
	June 30, 2012	December 31, 2011
Salaries and wages	$2.7	$2.7
Bonuses and profit sharing	5.0	5.9
Vacation pay	4.6	4.4
Product returns	51.0	55.6
Rebates, credits and discounts due to customers	12.5	11.7
Insurance	9.0	10.8
Taxes payable	3.9	8.0
Interest	13.2	13.2
Accrued litigation	0.4	8.1
Professional fees	6.1	2.9
Other	8.9	7.7

	$117.3	$131.0